Schedule IV - Mortgage Loans on Real Estate (FY)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Abstract]
Schedule IV - Mortgage Loans on Real Estate
SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE
December 31, 2020
(Dollars in thousands)

Description	Property Type	Face Amount	Carrying Amount	Interest Rate	Payment Terms	Maturity Date
Senior Debt 1	Industrial	$33,655	$33,655	1 month LIBOR + 4.00%	Interest Only	11/9/2021
Senior Debt 2	Mixed Use	12,839	12,839	1 month LIBOR + 5.00%	Interest Only	4/9/2021
Senior Debt 3	Office	14,034	14,034	1 month LIBOR + 4.45%	Interest Only	9/9/2021
Senior Debt 4	Office	8,391	8,391	1 month LIBOR +6.00%	Amortizing Balloon	10/9/2021
Senior Debt 5	Multifamily	37,812	37,812	1 month LIBOR + 3.35%	Amortizing Balloon	1/9/2022
Senior Debt 6	Office	26,811	26,811	1 month LIBOR + 4.15%	Amortizing Balloon	10/9/2021
Senior Debt 7	Hospitality	10,400	10,400	1 month LIBOR + 6.25%	Interest Only	5/9/2022
Senior Debt 8	Hospitality	5,894	5,894	1 month LIBOR + 3.50%	Amortizing Balloon	12/9/2021
Senior Debt 9	Hospitality	57,075	57,075	1 month LIBOR + 5.19%	Interest Only	6/9/2019
Senior Debt 10	Multifamily	77,945	77,701	1 month LIBOR + 4.50%	Interest Only	12/31/2021
Senior Debt 11	Hospitality	10,250	10,247	1 month LIBOR + 5.25%	Interest Only	2/9/2021
Senior Debt 12	Hospitality	23,000	22,998	1 month LIBOR + 6.00%	Interest Only	1/9/2021
Senior Debt 13	Office	23,726	23,726	1 month LIBOR + 5.15%	Interest Only	2/9/2021
Senior Debt 14	Multifamily	41,826	41,811	1 month LIBOR + 3.70%	Interest Only	3/9/2021
Senior Debt 15	Hospitality	28,272	28,255	1 month LIBOR + 4.00%	Interest Only	4/9/2021
Senior Debt 16	Hospitality	22,700	22,688	1 month LIBOR + 4.40%	Interest Only	4/9/2021
Senior Debt 17	Multifamily	35,886	35,886	1 month LIBOR + 3.00%	Interest Only	5/9/2021
Senior Debt 18	Self Storage	3,851	3,849	1 month LIBOR + 4.05%	Interest Only	5/9/2021
Senior Debt 19	Self Storage	6,496	6,492	1 month LIBOR + 4.05%	Interest Only	5/9/2021
Senior Debt 20	Self Storage	7,606	7,600	1 month LIBOR + 4.05%	Interest Only	5/9/2021
Senior Debt 21	Self Storage	2,400	2,398	1 month LIBOR + 4.05%	Interest Only	6/9/2021
Senior Debt 22	Self Storage	6,310	6,305	1 month LIBOR + 5.05%	Interest Only	6/9/2021
Senior Debt 23	Hospitality	22,355	22,332	1 month LIBOR + 3.50%	Interest Only	3/9/2023
Senior Debt 24	Mixed Use	59,451	59,451	1 month LIBOR + 4.87%	Interest Only	7/9/2021
Senior Debt 25	Office	21,100	21,100	1 month LIBOR + 3.75%	Interest Only	9/9/2021
Senior Debt 26	Self Storage	6,299	6,299	1 month LIBOR + 6.00%	Interest Only	9/9/2021
Senior Debt 27	Office	16,342	16,342	1 month LIBOR + 3.40%	Amortizing Balloon	9/9/2021
Senior Debt 28	Retail	29,500	29,426	6.25%	Interest Only	9/9/2023
Senior Debt 29	Self Storage	11,966	11,966	1 month LIBOR + 5.50%	Interest Only	10/9/2021
Senior Debt 30	Multifamily	16,172	16,172	1 month LIBOR + 3.15%	Interest Only	11/9/2021
Senior Debt 31	Multifamily	22,417	22,417	1 month LIBOR + 3.40%	Interest Only	11/9/2021
Senior Debt 32	Multifamily	29,868	29,868	1 month LIBOR + 3.35%	Interest Only	11/9/2021
Senior Debt 33	Land	16,400	16,400	1 month LIBOR + 6.00%	Interest Only	12/11/2021
Senior Debt 34	Hospitality	8,523	8,507	1 month LIBOR + 4.80%	Amortizing Balloon	1/9/2022
Senior Debt 35	Industrial	14,160	14,159	1 month LIBOR + 3.95%	Interest Only	1/9/2021
Senior Debt 36	Multifamily	48,500	48,498	1 month LIBOR + 3.75%	Interest Only	1/9/2021
Senior Debt 37	Multifamily	23,295	23,196	1 month LIBOR + 5.70%	Interest Only	8/9/2021
Senior Debt 38	Office	7,200	7,198	1 month LIBOR + 3.90%	Interest Only	2/9/2021
Senior Debt 39	Manufactured Housing	8,893	8,858	1 month LIBOR + 4.40%	Interest Only	3/9/2022
Senior Debt 40	Hospitality	14,000	13,985	1 month LIBOR + 4.47%	Interest Only	4/9/2021
Senior Debt 41	Retail	14,250	14,260	1 month LIBOR + 3.95%	Interest Only	4/9/2021
Senior Debt 42	Hospitality	21,000	20,981	1 month LIBOR + 4.14%	Interest Only	5/9/2021

Description	Property Type	Face Amount	Carrying Amount	Interest Rate	Payment Terms	Maturity Date
Senior Debt 43	Multifamily	24,711	24,669	1 month LIBOR + 3.10%	Interest Only	5/9/2022
Senior Debt 44	Multifamily	37,643	37,581	1 month LIBOR + 3.10%	Interest Only	5/9/2022
Senior Debt 45	Office	42,631	42,519	1 month LIBOR + 3.50%	Interest Only	5/9/2022
Senior Debt 46	Retail	8,500	8,500	1 month LIBOR + 7.50%	Interest Only	12/9/2021
Senior Debt 47	Hospitality	10,580	10,547	1 month LIBOR + 4.50%	Interest Only	6/9/2022
Senior Debt 48	Multifamily	18,100	18,097	1 month LIBOR + 3.40%	Interest Only	6/9/2021
Senior Debt 49	Hospitality	19,900	19,850	1 month LIBOR + 4.15%	Interest Only	6/9/2022
Senior Debt 50	Multifamily	18,656	18,604	1 month LIBOR + 3.10%	Interest Only	6/9/2022
Senior Debt 51	Office	34,400	34,232	1 month LIBOR + 3.90%	Interest Only	6/9/2022
Senior Debt 52	Hospitality	20,930	20,852	1 month LIBOR + 3.75%	Interest Only	8/9/2022
Senior Debt 53	Hospitality	15,500	15,452	1 month LIBOR + 4.00%	Interest Only	10/9/2022
Senior Debt 54	Hospitality	5,250	5,242	1 month LIBOR + 4.25%	Interest Only	7/9/2021
Senior Debt 55	Hospitality	12,750	12,708	1 month LIBOR + 4.45%	Interest Only	8/9/2022
Senior Debt 56	Hospitality	9,545	9,525	1 month LIBOR + 4.50%	Interest Only	8/9/2021
Senior Debt 57	Retail	9,400	9,371	1 month LIBOR + 4.20%	Interest Only	9/9/2022
Senior Debt 58	Manufactured Housing	12,200	12,162	1 month LIBOR + 3.65%	Interest Only	10/9/2022
Senior Debt 59	Manufactured Housing	24,100	24,029	1 month LIBOR + 3.65%	Interest Only	9/9/2022
Senior Debt 60	Multifamily	23,149	23,103	1 month LIBOR + 2.65%	Interest Only	9/9/2021
Senior Debt 61	Office	29,750	29,681	1 month LIBOR + 3.35%	Interest Only	9/9/2022
Senior Debt 62	Hospitality	34,484	34,407	1 month LIBOR + 3.99%	Amortizing Balloon	11/9/2021
Senior Debt 63	Multifamily	12,839	12,787	1 month LIBOR + 2.65%	Interest Only	11/9/2022
Senior Debt 64	Multifamily	37,021	36,924	1 month LIBOR + 2.75%	Interest Only	11/9/2023
Senior Debt 65	Industrial	53,500	53,297	1 month LIBOR + 3.75%	Interest Only	12/9/2021
Senior Debt 66	Office	21,825	21,728	1 month LIBOR + 3.50%	Interest Only	12/9/2022
Senior Debt 67	Hospitality	7,100	7,076	1 month LIBOR + 4.00%	Interest Only	12/9/2022
Senior Debt 68	Industrial	22,230	22,133	1 month LIBOR + 3.55%	Interest Only	12/9/2023
Senior Debt 69	Multifamily	21,083	21,017	1 month LIBOR + 2.75%	Interest Only	12/9/2022
Senior Debt 70	Multifamily	27,087	26,989	1 month LIBOR + 3.15%	Interest Only	12/9/2022
Senior Debt 71	Multifamily	26,130	26,069	1 month LIBOR + 2.70%	Interest Only	12/9/2022
Senior Debt 72	Multifamily	7,150	7,119	1 month LIBOR + 4.75%	Interest Only	12/9/2021
Senior Debt 73	Multifamily	25,000	24,935	1 month LIBOR + 3.00%	Interest Only	1/9/2022
Senior Debt 74	Office	25,500	25,351	1 month LIBOR + 4.35%	Interest Only	1/9/2024
Senior Debt 75	Multifamily	14,181	14,141	1 month LIBOR + 3.10%	Interest Only	2/9/2023
Senior Debt 76	Office	48,276	47,862	1 month LIBOR + 3.70%	Interest Only	2/9/2023
Senior Debt 77	Industrial	25,350	25,315	1 month LIBOR + 3.50%	Interest Only	5/9/2021
Senior Debt 78	Multifamily	11,800	11,757	1 month LIBOR + 3.15%	Interest Only	8/9/2022
Senior Debt 79	Office	27,598	27,491	1 month LIBOR + 2.70%	Interest Only	2/9/2023
Senior Debt 80	Multifamily	75,100	75,260	1 month LIBOR + 4.35%	Interest Only	8/9/2021
Senior Debt 81	Manufactured Housing	1,385	1,385	5.50%	Interest Only	5/9/2025
Senior Debt 82	Industrial	14,650	14,606	1 month LIBOR + 6.00%	Interest Only	11/9/2021
Senior Debt 83	Multifamily	7,149	7,123	1 month LIBOR + 4.75%	Interest Only	5/9/2022
Senior Debt 84	Multifamily	6,764	6,731	1 month LIBOR + 4.90%	Interest Only	7/9/2023
Senior Debt 85	Multifamily	46,000	45,797	1 month LIBOR + 4.75%	Interest Only	7/9/2023
Senior Debt 86	Multifamily	5,550	5,530	1 month LIBOR + 6.87%	Interest Only	1/9/2022
Senior Debt 87	Industrial	16,400	16,312	1 month LIBOR + 6.25%	Interest Only	7/9/2023

Description	Property Type	Face Amount	Carrying Amount	Interest Rate	Payment Terms	Maturity Date
Senior Debt 88	Multifamily	14,505	14,425	1 month LIBOR + 4.75%	Interest Only	7/9/2023
Senior Debt 89	Multifamily	23,438	23,337	1 month LIBOR + 4.65%	Interest Only	7/9/2023
Senior Debt 90	Multifamily	4,300	4,281	1 month LIBOR + 5.50%	Interest Only	2/9/2023
Senior Debt 91	Manufactured Housing	7,680	7,645	1 month LIBOR + 4.50%	Interest Only	8/9/2023
Senior Debt 92	Mixed Use	30,465	30,246	1 month LIBOR + 5.15%	Interest Only	8/9/2023
Senior Debt 93	Multifamily	3,140	3,126	1 month LIBOR + 6.25%	Interest Only	8/9/2022
Senior Debt 94	Industrial	24,657	24,376	1 month LIBOR + 4.60%	Interest Only	9/6/2022
Senior Debt 95	Multifamily	—	—	1 month LIBOR + 5.25%	Interest Only	7/1/2022
Senior Debt 96	Hospitality	27,000	26,878	1 month LIBOR + 6.50%	Interest Only	9/9/2023
Senior Debt 97	Multifamily	2,465	2,453	1 month LIBOR + 5.75%	Interest Only	9/9/2022
Senior Debt 98	Multifamily	50,000	49,789	1 month LIBOR + 6.69%	Interest Only	9/9/2022
Senior Debt 99	Self Storage	29,895	29,759	1 month LIBOR + 5.00%	Interest Only	9/9/2023
Senior Debt 100	Multifamily	11,622	11,545	1 month LIBOR + 4.75%	Interest Only	9/9/2022
Senior Debt 101	Manufactured Housing	3,400	3,384	1 month LIBOR + 5.00%	Interest Only	9/9/2022
Senior Debt 102	Multifamily	27,550	27,431	1 month LIBOR + 5.75%	Interest Only	9/9/2022
Senior Debt 103	Multifamily	76,000	75,649	1 month LIBOR + 4.10%	Interest Only	10/9/2023
Senior Debt 104	Multifamily	58,000	57,732	1 month LIBOR + 5.25%	Interest Only	10/9/2023
Senior Debt 105	Manufactured Housing	5,020	4,996	1 month LIBOR + 5.25%	Interest Only	10/9/2023
Senior Debt 106	Office	19,003	18,909	1 month LIBOR + 4.50%	Interest Only	10/9/2023
Senior Debt 107	Office	69,675	69,339	5.15%	Interest Only	10/9/2025
Senior Debt 108	Office	30,900	30,670	1 month LIBOR + 5.20%	Interest Only	10/9/2023
Senior Debt 109	Multifamily	10,945	10,895	1 month LIBOR + 7.04%	Interest Only	5/9/2022
Senior Debt 110	Self Storage	11,600	11,546	1 month LIBOR + 4.76%	Interest Only	11/9/2022
Senior Debt 111	Industrial	24,552	24,426	1 month LIBOR + 4.35%	Interest Only	11/9/2022
Senior Debt 112	Manufactured Housing	5,000	4,929	1 month LIBOR + 5.90%	Interest Only	5/9/2023
Senior Debt 113	Office	12,750	12,682	1 month LIBOR + 5.00%	Interest Only	11/9/2023
Senior Debt 114	Multifamily	40,937	40,682	1 month LIBOR + 4.35%	Interest Only	11/9/2023
Senior Debt 115	Multifamily	36,200	35,997	1 month LIBOR + 4.45%	Interest Only	11/9/2023
Senior Debt 116	Multifamily	8,250	8,200	1 month LIBOR + 5.50%	Interest Only	11/9/2023
Senior Debt 117	Retail	11,963	11,833	1 month LIBOR + 4.87%	Interest Only	5/9/2022
Senior Debt 118	Manufactured Housing	3,585	3,567	1 month LIBOR + 5.40%	Interest Only	12/9/2022
Senior Debt 119	Multifamily	5,730	5,701	1 month LIBOR + 5.00%	Interest Only	6/9/2023
Senior Debt 120	Multifamily	18,800	18,613	1 month LIBOR + 4.00%	Interest Only	12/9/2024
Senior Debt 121	Industrial	14,250	14,160	1 month LIBOR + 4.50%	Interest Only	12/9/2023
Senior Debt 122	Office	11,550	11,479	1 month LIBOR + 5.50%	Interest Only	1/9/2024
Senior Debt 123	Multifamily	21,000	20,884	1 month LIBOR + 4.60%	Interest Only	1/9/2024
Senior Debt 124	Office	26,000	25,869	1 month LIBOR + 5.00%	Interest Only	1/9/2023
Senior Debt 125	Hospitality	17,401	17,243	5.75%	Amortizing Balloon	10/6/2021
Mezzanine Loan 1	Multifamily	3,480	3,488	9.50%	Interest Only	7/1/2024
Mezzanine Loan 2	Retail	3,500	3,500	10.00%	Interest Only	2/6/2029
Mezzanine Loan 3	Multifamily	6,500	6,473	1 month LIBOR + 10.25%	Interest Only	9/9/2022
Mezzanine Loan 4	Retail	1,438	1,444	1 month LIBOR + 10.75%	Interest Only	5/9/2022
Mezzanine Loan 5	Multifamily	1,000	1,005	11.00%	Interest Only	11/6/2028
		$2,722,863	$2,714,734